SCHEDULE OF TRADE AND OTHER RECEIVABLES (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
Non-Current
Other receivables	$ 500,000
Current
Trade receivables	18,782
Deposit paid for purchase of property		43,080
Prepayments	39,847	159,006
Prepaid consumables	838,825	678,728
Goods and services tax receivable	2,892	4,710
Sundry deposits	30,456	16,002
Sundry receivables	63,123	13,308
Interest receivable	36,411	186,730
Total	$ 1,530,336	$ 1,101,564